Reconciliation of Income and Number of Shares Used to Calculate Basic and Diluted Earnings per Share (EPS) - Summary of Reconciliation of Income and Number of Shares Used to Calculate Basic and Diluted Earnings per Share (EPS) (Detail) (USD $)
In Thousands, except Share data, unless otherwise specified
	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Earnings Per Share [Abstract]
EPS, income	$ 7,753	$ 12,566	$ 15,681	$ (12,549)	$ 10,172	$ 7,970	$ 8,281	$ 592	$ 23,451	$ 27,015	$ 37,313
Basic EPS, shares									121,186,464	119,284,468	117,721,135
Basic earnings per share:	$ 0.06	$ 0.10	$ 0.13	$ (0.10)	$ 0.08	$ 0.07	$ 0.07	$ 0.00	$ 0.19	$ 0.23	$ 0.32
Stock options and restricted stock, shares									1,890,184	1,940,082	1,372,455
Stock options and restricted stock, per share amount					$ (0.01)					$ (0.01)	$ (0.01)
Diluted EPS, shares									123,076,648	121,224,550	119,093,590
Diluted earnings per share:	$ 0.06	$ 0.10	$ 0.13	$ (0.10)	$ 0.08	$ 0.07	$ 0.07	$ 0.00	$ 0.19	$ 0.22	$ 0.31